Scudder
Emerging Markets
Income Fund

Fund Profile
January 1, 1996

Scudder wants you to make informed investment decisions. This Fund Profile contains key information about Scudder Emerging Markets Income Fund. More details appear in the Fund's accompanying prospectus. Please read it carefully before you invest. If you have any questions, please call 1-800-225-2470.

Scudder Emerging Markets Income Fund


   1. What Are The Fund's Objectives?

                      Scudder Emerging Markets Income Fund seeks high current income. Its secondary objective is long-term capital appreciation.


   2. What Does The Fund Invest In?

                      The Fund invests primarily (at least 65% of assets) in high-yield/high risk debt securities issued by governments and corporations in emerging markets. These securities generally are rated below investment-grade.

                      - The Fund may focus its investments in countries in Latin
                        America.

                      - The Fund's assets are invested primarily in U.S.
                        dollar-denominated income-bearing securities issued by governments or related entities and corporations.

                      - The weighted average maturity of the Fund's portfolio
                        will be actively managed and will vary from period to period.


  3. What Are The Risks Of Investing In The Fund?

                      Emerging market securities can be more volatile and less liquid than securities in more developed markets. Foreign securities often have less publicly available information and are subject to different regulations than domestic securities. Political events, changes in the perceived creditworthiness of issuers, fluctuating national interest rates, foreign taxes and movements in foreign currencies will affect the value of the Fund's holdings, which determine the Fund's share price. Consequently, the Fund's share price and yield are likely to vary from day to day. You incur principal risk when you invest because your shares, when sold, may be worth more or less than what you paid for them.

                      Because it is non-diversified, the Fund may invest in a small number of issuers, which will subject it to greater market and credit risk than a diversified fund. Furthermore, the Fund's holdings in securities rated below investment-grade (i.e., junk bonds) carry a greater risk of default and more price volatility than securities rated investment-grade or above.


   4. For Whom Is This Fund Appropriate?

                      You may wish to consider this Fund if you are seeking high current income and:

                      -  plan to hold your investment for several years,

                      -  can tolerate fluctuations in share price, and

                      - have or plan to have other investments for the benefit of diversification.

   5. What Are The Fund's Expenses And Fees?

                      There are two kinds of expenses that a shareholder may incur, directly or indirectly, by investing in a mutual fund. These types of expenses, as they relate to Scudder Emerging Markets Income Fund, are:

                      Shareholder  transaction  expenses  --            Annual Fund operating expenses
                      fees charged directly to your account             (after expense maintenance) --
                      for various transactions.                         fees   paid   by  the   Fund   before   it
                                                                        distributes  its  net  investment  income,
                                                                        expressed  as a  percentage  of the Fund's
                      Sales Commission                       None       average  daily net assets.  Figures  below
                      Commissions to Reinvest                None       are for the fiscal year ended  October 31,
                           Dividends                                    1994, during which Scudder  maintained the
                      Redemption Fee                         None       total  annualized  expenses of the Fund at
                      Exchange Fee                           None       not more than 1.50% of  average  daily net
                                                                        assets.  Had Scudder not done so, expenses
                                                                        would have  amounted  to 2.14%,  including
                                                                        1.00%  for  management fees.  Scudder will
                                                                        continue this  expense  maintenance  until
                                                                        February 29,  1996.

                                                                        Investment management fee            0.36%
                                                                        12b-1 fees                           None
                                                                        Other expenses                       1.14%
                                                                                                             ----
                                                                        Total Fund operating expenses        1.50%
                                                                                                             ====




                       Example:  Assuming  a 5% annual  return and      One Year                               $15
                       redemption  at the end of each period,  the      Three Years                            $47
                       total   expenses   relating   to  a  $1,000      Five Years                             $82
                       investment would be:                             Ten Years                             $179





                      This example assumes reinvestment of all dividends and distributions and that the total Fund operating expenses listed above remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown. Please note that there is a $5 service fee if you request redemption proceeds via wire.

   6. How Has The Fund Performed Historically?

                      This chart shows how the Fund has performed since it commenced operations on December 31, 1993, assuming reinvestment of all distributions. Performance is historical and may not be indicative of future results. Total return and principal value will fluctuate. The Fund's 30-day net annualized SEC yield on December 31, 1995 was 12.04%.


                           Total return for the years
                               ended December 31:

                            1994              1995
                            ----              ----
                           -8.06%            19.48%

                                                         One Year   Life of Fund
                                                         --------   ------------
               The Fund's Average Annual Total Return
               for the period ended December 31, 1995    19.48%         4.98%


   7. Who Manages The Fund?

                      The Fund's investment adviser is Scudder, Stevens & Clark, Inc., a leading provider of U.S. and international investment management for clients throughout the world.


   8. How Can I Invest?

                      To make it easy for you to open an account, you may invest by mail, phone, fax, or in person. The minimum initial investment is only $1,000. Thereafter, additional investments may be made for as little as $100. You may also exchange shares free of charge within the Scudder Family of Funds.


   9. How Can I Redeem Shares?

                      You may redeem shares at the current share price on any business day by telephone, fax, or mail.


  10. When Are Distributions Made?

                      The Fund typically makes dividend distributions in April, July, October, and December. Capital gain distributions, if any, will be made in December. You may elect to receive distributions in cash or have them reinvested in additional shares of the Fund.

  11. What Services Does Scudder Provide?

      As a shareholder, you'll enjoy:

      - professional service from representatives who can answer your questions and execute your transactions

      - automated toll-free touchtone access to account information, share prices and yields, and to perform transactions

      -  Scudder's quarterly shareholder newsletter, At the Helm

      -  regular, informative reports about the performance of your Fund